Auditor's remuneration (Details) - AUD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
KPMG
Auditor's remuneration
Audit fees	$ 29,174
Audit-related fees	2,685
Total audit and audit-related fees	31,859
Tax fees	395
Total audit and non-audit fees	32,254
KPMG | Australia
Auditor's remuneration
Audit fees	23,977
Audit-related fees	2,221
KPMG | Overseas
Auditor's remuneration
Audit fees	5,197
Audit-related fees	464
Tax fees	395
PWC
Auditor's remuneration
Audit fees		$ 33,464
Audit-related fees		3,167
Total audit and audit-related fees		36,631
Other fees		69
Total audit and non-audit fees		36,700
PWC | Australia
Auditor's remuneration
Audit fees		28,035
Audit-related fees		2,888
PWC | Overseas
Auditor's remuneration
Audit fees		5,429
Audit-related fees		279
Other fees		69
Non-consolidated entities | KPMG
Auditor's remuneration
Fees received by auditor for various entities related to Westpac	200
Non-consolidated entities | PWC
Auditor's remuneration
Fees received by auditor for various entities related to Westpac	6,400	6,600
Parent Entity | KPMG
Auditor's remuneration
Audit fees	24,313
Audit-related fees	2,323
Total audit and audit-related fees	26,636
Tax fees	300
Total audit and non-audit fees	26,936
Parent Entity | KPMG | Australia
Auditor's remuneration
Audit fees	23,605
Audit-related fees	2,221
Parent Entity | KPMG | Overseas
Auditor's remuneration
Audit fees	708
Audit-related fees	102
Tax fees	$ 300
Parent Entity | PWC
Auditor's remuneration
Audit fees		28,362
Audit-related fees		2,918
Total audit and audit-related fees		31,280
Total audit and non-audit fees		31,280
Parent Entity | PWC | Australia
Auditor's remuneration
Audit fees		27,673
Audit-related fees		2,888
Parent Entity | PWC | Overseas
Auditor's remuneration
Audit fees		689
Audit-related fees		$ 30